Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Accumulated other comprehensive income	$ 6,915,066		¥ 54,712,520		¥ 49,708,261
Allowance for credit losses of accounts receivable			3,951,391		0
Prepaid services fees	3,081		0		22,149
Allowance for other receivables and prepaid expenses	678,227		3,228,306		4,875,364
Impairment loss	153,433		1,102,938		1,102,938
Impairment Of Long Lived Assets		¥ 0	6,602,198	¥ 13,713,233
Convertible notes payable	20,740,480		(0)		¥ 149,090,866
Government subsidies	979	7,037	605,184
Total expenses	$ 210,767	¥ 1,515,078	¥ 1,683,474	¥ 1,739,048
Dilutive shares | shares	22,810	22,810	9,664,959
Shanghai Weimu [Member]
Noncontrolling interests	42.00%				42.00%
Viwo Tech [Member]
Noncontrolling interests	45.00%				45.00%
Vize Technology Limited [Member]
Noncontrolling interests	45.00%				45.00%
Year End Translation Rates [Member] | China, Yuan Renminbi
Foreign Currency Transactions, Description	7.1884	7.1884	7.0827
Average Translation Rates [Member] | China, Yuan Renminbi
Foreign Currency Transactions, Description	7.1217	7.1217	7.0467	6.7261